Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 325,304	$ 286,084	$ 718,998	$ 535,199
(Loss) gain related to cash flow hedges	12,525	(1,855)	8,242	2,129
Actuarial gains (losses) on defined benefit pension plans	4,370	1,782	8,743	3,565
(Loss) gain related to foreign currency translation	(168,412)	47,405	(47,616)	166,358
Income tax (expense) benefit related to components of other comprehensive income	(4,977)	(4,696)	(23,958)	(8,847)
Other comprehensive income (loss), net of tax	(156,494)	42,636	(54,589)	163,205
Total comprehensive income	168,810	328,720	664,409	698,404
Comprehensive income attributable to Noncontrolling interests	35,212	26,080	59,249	54,762
Comprehensive income attributable to the Company	$ 133,598	$ 302,640	$ 605,160	$ 643,642